SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

November 12, 2010

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”) File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Accompanying this letter for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; (ii) the Investment Company Act of 1940, as amended (the “1940 Act”); and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 28 (amendment No. 29 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes: (i) an Initial Class Prospectus with respect to two proposed funds of the Trust:  SC Ibbotson Tactical Opportunities Fund and SC BlackRock International Index Fund, as well as two existing funds of the Trust:  SC BlackRock Large Cap Index Fund and SC BlackRock Small Cap Index Fund, formerly SC Oppenheimer Large Cap Core Fund and SC Oppenheimer Main Street Small Cap Fund, respectively; (ii) a Service Class Prospectus with respect to each of these funds other than SC Ibbotson Tactical Opportunities Fund (which will offer only Initial Class shares); and (iii) a combined Statement of Additional Information for all four of these funds.  The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on November 15, 2010.  This Amendment is being filed for the purposes of: (i) responding to comments from the staff of the Securities and Exchange Commission (the “Commission”) relating to the Trust’s previously filed registration statement, which was filed with the Commission on September 1, 2010 (SEC Accession No. 0000745544-10-001045) pursuant to Rule 485(a) under the 1933 Act; (ii) adding unaudited financial statements as of June 30, 2010 as to the two existing funds in order to comply with Regulation S-X Rule 3-18; (iii) including the consent of the trust’s auditors to incorporation of their prior report on the two existing funds’ audited financial statements for periods ending December 31, 2009; (iv) including an opinion and consent of Trust counsel as to shares being registered by means of the Amendment; and (v) making certain other nonmaterial changes to the Trust’s registration statement.  Attached is a letter from Dechert LLP, counsel to the Trust, representing that the Amendment does not contain disclosure that would make it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, each of Dechert LLP, counsel to the Trust.

Sincerely,

/s/ Maura A. Murphy, Esq.

Maura A. Murphy, Esq.

Enclosures

cc:           Ms. Rebecca Marquigny, Esq. (Division of Investment Management)

November 12, 2010

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, Massachusetts 20481

Re:	Post-Effective Amendment No. 28 to

Sun Capital Advisers Trust’s

Registration Statement on Form N-1A

(File Nos. 333-59093; 811-08879)

Ladies and Gentlemen:

As counsel to Sun Capital Advisers Trust (the “Trust”), we have reviewed Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) prepared by the Trust for electronic filing with the Securities and Exchange Commission.  We hereby represent, pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended (the “1933 Act”), that the Amendment does not in our view contain disclosure that would make it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

We hereby consent to your filing this letter with the Securities and Exchange Commission together with the Amendment.  Except as provided in this paragraph, this letter may not be relied upon by, or filed with, any other parties or used for any other purpose.

Yours very truly,

DECHERT LLP

By: /s/ Christopher P. Harvey

Christopher P. Harvey